Segment Reporting (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Segment Reporting Information [Line Items]
Segment reporting, number of segments	4
BlackRock [Member]
Segment Reporting Information [Line Items]
PNC's economic interest in BlackRock	22.00%
Proceeds from dividends received	$ 331	$ 320	$ 285